Discontinued operation	12 Months Ended
Jun. 30, 2012
Discontinued Operation, Additional Disclosures [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
11.	Discontinued operations

On March 28, 2011 and June 8, 2011, the Group entered into a definitive agreement and amended and restated stock purchase agreement with First Win Technologies Ltd. and Mr. Tang Ben Guo, one of Noah's founders and the former President and Chief Operating Officer of the Company (collectively reported to as the "Definitive Agreement") to sell ELP business of the Group and operating assets to First Win Technologies Ltd. (the "Purchaser"), a company wholly owned by Mr. Tang Ben Guo, at consideration of RMB100,000,000. Upon certain adjustments to the consideration pursuant to the Definitive Agreement, the net cash consideration was RMB87,532,200 (the "Purchase Price") and the closing date was June 8, 2011.

Upon the completion of the transaction, the Purchaser acquired the ELP business and net operating assets (excluding the English and Chinese versions of the "Noah" trademark, cash held by the ELP subsidiaries and the Company's office facilities in Chengdu and Shenzhen) (the "Target Assets") from the Company.

Under the Definitive Agreement, the Purchase Price is paid to the Company in three installments: (i) 40% of the Purchase Price will be paid on or before April 12, 2011; (ii) 30% of the Purchase Price will be paid within three months after the date of the first payment, subject to consummation of the closing of the purchase and sale of the Target Assets; and (iii) the remaining 30% of the Purchase Price will be paid at the later of (a) six months after the date of the first payment and (b) the substantial completion of the restructuring to carve out the Target Assets.

In accordance with ASC 360-10, the result of ELP business have been excluded from continuing operations and reported as discontinued operations for the year ended June 30, 2011 and prior periods.

The income (loss) from discontinued operations for the relevant periods is analyzed as follow:

	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Net revenue	640,390,206	211,532,854	-	-
Cost of revenue	(350,260,106)	(242,264,157)	-	-

Gross profit	290,130,100	(30,731,303)	-	-
Total operating expenses	(316,726,676)	(374,518,905)	-	-
Gain on disposal of ELP business	-	11,936,125	-	-
Other operating income	41,350,601	13,078,951	-	-
Income tax (expenses) benefits	1,768,970	(2,280,109)	-	-

Net income (loss) from discontinued operations	16,522,995	(382,515,241)	-	-

The net assets of the discontinued operations at the date of disposal were as follows:

RMB

Bank balances and cash	11,958,919
Notes receivable	200,000
Accounts receivable, net	42,994,974
Prepaid expenses and other current assets	30,010,567
Inventories	31,177,645
Property, plant and equipment, net	8,180,075
Intangible assets, net	1,698,108
Accounts payables	(16,108,694)
Advances from customers	(10,751,418)
Other payables and accruals	(11,810,287)
Income tax payables	(17,689)

Net assets	87,532,200

Satisfied by:
Cash	87,532,200

Net cash inflow arising on disposal
Total cash consideration	87,532,200
Less: Bank balances and cash disposed of	(11,958,919)
Related party receivables (note 20)	(47,532,200)

28,041,081